Consolidated statement of changes in equity - ZAR (R) R in Thousands	Total	Stated capital	Other reserves	Retained earnings	Total equity attributable to owners of the parent	Non-controlling interest
Balance at Mar. 31, 2015	R 1,864,572	R 1,436,993	R (21,894)	R 450,347	R 1,865,446	R (874)
Total comprehensive income for the year	270,690		88,318	182,989	271,307	(617)
Profit for the year	182,491			182,989	182,989	(498)
Other comprehensive income/(loss)	88,199		88,318		88,318	(119)
Total transactions with owners	(215,454)	(116,038)	7,838	(107,254)	(215,454)	0
Shares issued in relation to share options and share appreciation rights exercised	7,722	7,722			7,722
Share-based payment transaction	7,838		7,838		7,838
Dividends declared	(107,254)			(107,254)	(107,254)
Share repurchase	(123,760)	(123,760)			(123,760)
Balance at Mar. 31, 2016	1,919,808	1,320,955	74,262	526,082	1,921,299	(1,491)
Total comprehensive income for the year	40,512		(80,879)	121,458	40,579	(67)
Profit for the year	121,441			121,458	121,458	(17)
Other comprehensive income/(loss)	(80,929)		(80,879)		(80,879)	(50)
Total transactions with owners	(517,389)	(466,610)	2,247	(53,026)	(517,389)	0
Shares issued in relation to share options and share appreciation rights exercised	7,072	7,072			7,072
Share-based payment transaction	2,247		2,247		2,247
Transactions with non-controlling interests			0
Dividends declared	(53,026)			(53,026)	(53,026)
Share repurchase	(473,682)	(473,682)			(473,682)
Balance at Mar. 31, 2017	1,442,931	854,345	(4,370)	594,514	1,444,489	(1,558)
Total comprehensive income for the year	120,625		(60,576)	181,134	120,558	67
Profit for the year	181,193			181,134	181,134	59
Other comprehensive income/(loss)	(60,568)		(60,576)		(60,576)	8
Total transactions with owners	(46,375)	(7,940)	13,332	(53,268)	(47,876)	1,501
Shares issued in relation to share options and share appreciation rights exercised	10,726	10,726			10,726
Share-based payment transaction	9,000		9,000		9,000
Share-based payment — excess tax benefit	5,833		5,833		5,833
Transactions with non-controlling interests	0		(1,501)		(1,501)	1,501
Dividends declared	(53,268)			(53,268)	(53,268)
Share repurchase	(18,666)	(18,666)			(18,666)
Balance at Mar. 31, 2018	R 1,517,181	R 846,405	R (51,614)	R 722,380	R 1,517,171	R 10